Goodwill and intangible assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Number of operating segments | segment	4
Accumulated impairment losses on goodwill | $	$ 271.3	$ 246.3	$ 261.4